4. Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	May 24, 2018	Jun. 30, 2019	Jun. 30, 2018
Stock owned	10,571,333				10,571,333			83,450,000	35,450,000
Proceeds from related party					$ 38,100	$ 61,041		$ 72,085	$ 300
Repayment to related party					36,108	23,816		34,005	0
Stock issued for services, value	$ 473,760	$ 200	$ 3,080						25,000
Stock issued for accrued salary, value	168,000
Loss on conversion of accrued salary	(118,000)			$ 0	$ (118,000)	$ 0		(48,000)	0
Chief Executive Officer [Member]
Stock issued for accrued salary, shares					1,000,000
Stock issued for accrued salary, value					$ 50,000
Loss on conversion of accrued salary					$ (118,000)
Officer And Two Directors [Member]
Stock issued for services, shares					4,000,000
Stock issued for services, value					$ 8,000
Directors [Member]
Stock issued for services, shares					2,500,000
Stock issued for services, value					$ 420,000
Brother of CFO [Member]
Stock issued for services, shares					2,000,000
Stock issued for services, value					$ 336,000
Richard Carey [Member]
Stock owned							22,000,000
Equity ownership							62.15%
Proceeds from related party								72,085	300
Repayment to related party								34,005
Conversion of debt, amount converted								$ 48,000
Conversion of debt, shares issued								48,000,000
Loss on conversion of stock								$ (48,000)
Due to related party	45				45			$ 3,980	$ 300
Accrued compensation	25,000				25,000
Anthony Anish [Member]
Due to related party	5,676				5,676
Accrued compensation	30,000				30,000
John Baird [Member]
Accrued compensation	$ 40,000				$ 40,000